Mergers and acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the respective acquisition dates:

	As of August 15, 2020	As of February 14, 2020
	Franklin Financial Network, Inc.	FNB Financial Corp.
ASSETS
Cash and cash equivalents	$284,004	$10,774
Investments	373,462	50,594
Mortgage loans held for sale, at fair value	38,740	—
Commercial loans held for sale, at fair value	326,206	—
Loans held for investment, net of fair value adjustments	2,427,527	182,171
Allowance for credit losses on PCD loans	(24,831)	(669)
Premises and equipment	45,471	8,049
Operating lease right-of-use assets	23,958	14
Mortgage servicing rights	5,111	—
Core deposit intangible	7,670	2,490
Other assets	124,571	4,795
Total assets	$3,631,889	$258,218
LIABILITIES
Deposits:
Noninterest-bearing	$505,374	$63,531
Interest-bearing	1,783,379	26,451
Money market and savings	342,093	37,002
Customer time deposits	383,433	82,551
Brokered and internet time deposits	107,452	—
Total deposits	3,121,731	209,535
Borrowings	62,435	3,192
Operating lease liabilities	24,330	14
Accrued expenses and other liabilities	12,661	1,754
Total liabilities assumed	3,221,157	214,495
Noncontrolling interests acquired	93	—
Net assets acquired	$410,639	$43,723

Schedule of Purchased Credit-deteriorated Loans

	As of August 15, 2020	As of February 14, 2020
	Franklin Financial Network, Inc.	FNB Financial Corp.
Purchased credit-deteriorated loans
Principal balance	$693,999	$18,964
Allowance for credit losses at acquisition	(24,831)	(669)
Net premium attributable to other factors	8,810	63
Loans purchased credit-deteriorated fair value	$677,978	$18,358

Schedule of Pro Forma Financial Information (Unaudited)

	Year Ended December 31,
	2020	2019	2018
Net interest income	$338,092	$348,660	$220,269
Total revenues	$654,374	$504,273	$354,258
Net income	$65,135	$99,898	$78,762

Franklin Financial Network, Inc.
Business Acquisition [Line Items]
Schedule of Consideration Paid and Allocation of Purchase Price to Net Assets Acquired
The following table presents an allocation of the consideration to net assets acquired:

Purchase Price:
Equity consideration
Franklin shares outstanding(1)	15,588,337
Franklin options converted to net shares	62,906
	15,651,243
Exchange ratio to FB Financial shares	0.965
FB Financial shares to be issued as merger consideration(2)	15,102,492
Issuance price as of August 15, 2020	$29.52
Value of FB Financial stock to be issued as merger consideration	$445,826
Less: tax withholding on vested restricted stock awards, units and options(3)	(1,308)
Value of FB Financial stock issued	$444,518
FB Financial shares issued	15,058,181

Franklin restricted stock units that do not vest on change in control	114,915
Replacement awards issued to Franklin employees	118,776
Fair value of replacement awards	$3,506
Fair value of replacement awards attributable to pre-combination service	$674

Cash consideration
Total Franklin shares and net shares outstanding	15,651,243
Cash consideration per share	$2.00
Total cash to be paid to Franklin(4)	$31,330
Total purchase price		$477,830
Fair value of net assets acquired		410,639
Goodwill resulting from merger		$67,191
(1)Franklin shares outstanding includes restricted stock awards and restricted stock units that vested upon change in control.
(2)Only factors in whole share issuance. Cash was paid in lieu of fractional shares.
(3)Represents the equivalent value of approximately 44,311 shares of FB Financial Corporation stock on August 15, 2020.
(4)Includes $28 of cash paid in lieu of fractional shares.
FNB Financial Corp.
Business Acquisition [Line Items]
Schedule of Consideration Paid and Allocation of Purchase Price to Net Assets Acquired	The following table presents the total purchase price, fair value of net assets acquired, and the goodwill as of the acquisition date.

Consideration:
Net shares issued	954,797
Purchase price per share on February 14, 2020	$36.70
Value of stock consideration		$35,041
Cash consideration paid		15,001
Total purchase price		$50,042
Fair value of net assets acquired		43,723
Goodwill resulting from merger		$6,319